Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	$ 12,588	$ 15,326
Total liabilities	294	390
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	7,151	8,101
Total assets	7,151	8,101
Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	205	211
Total assets	205	213
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	125	179
Total assets	125	179
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	257	208
Total assets	257	208
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	4,849	6,624
Total assets	4,849	6,624
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	250	250
Total assets	1	0
Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss		0
Total liabilities	294	390
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	610	416
Total liabilities	2	3
Assets held by the unconsolidated structured entities in which UBS had an interest	30,000	39,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Group Functions	100	200
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	246	375
Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	5	6
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	35	35
Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	324
Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	2	3
Client vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	4,732	6,805
Total liabilities	11	11
Assets held by the unconsolidated structured entities in which UBS had an interest	81,000	136,000
Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	162	131
Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	45	49
Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		1
Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	4,525	6,624
Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	0	0
Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	11	11
Investment funds
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	7,247	8,104
Total liabilities	281	376
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	6,743	7,595
Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	155	158
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	125	179
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	222	172
Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	0
Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	281	376
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	158,000	124,000
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	370,000	359,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	12,466	15,227
Total liabilities	294	390
UBS AG | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	7,151	8,101
Total assets	7,151	8,101
UBS AG | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	205	211
Total assets	205	213
UBS AG | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	125	179
Total assets	125	179
UBS AG | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	135	109
Total assets	135	109
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	4,849	6,624
Total assets	4,849	6,624
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	250	250
Total assets	1	0
UBS AG | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss		0
Total liabilities	294	390
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	610	416
Total liabilities	2	3
Assets held by the unconsolidated structured entities in which UBS had an interest	30,000	39,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Group Functions	100	200
UBS AG | Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	246	375
UBS AG | Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	5	6
UBS AG | Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	35	35
UBS AG | Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	324
UBS AG | Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	2	3
UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	4,732	6,805
Total liabilities	11	11
Assets held by the unconsolidated structured entities in which UBS had an interest	81,000	136,000
UBS AG | Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	162	131
UBS AG | Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	45	49
UBS AG | Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		1
UBS AG | Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	4,525	6,624
UBS AG | Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	0	0
UBS AG | Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	11	11
UBS AG | Investment funds
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	7,124	8,005
Total liabilities	281	376
UBS AG | Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	6,743	7,595
UBS AG | Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	155	158
UBS AG | Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	125	179
UBS AG | Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	100	73
UBS AG | Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	0
UBS AG | Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	281	376
UBS AG | Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	103,000	89,000
UBS AG | Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	$ 425,000	$ 395,000